Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Factors Used in Earnings Per Share Computation

The factors used in the earnings per share computation follow.

	2013	2012
Basic
Net income available to common shareholders	$5,020	$4,386

Weighted average common shares outstanding	7,707,917	7,707,917

Basic earnings per share	$0.65	$0.57

Diluted
Net income available to common shareholders	$5,020	$4,386

Weighted average common shares outstanding for basic earnings per common share	7,707,917	7,707,917
Add: dilutive effects of convertible preferred shares	113,863	—

Average shares and dilutive potential common shares outstanding	7,821,780	7,707,917

Diluted earnings per share	$0.64	$0.57